December 11, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

Post-Effective Amendment No. 132

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 132 (Amendment No. 134 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the prospectus and statement of additional information (“SAI”) for Harbor Global Leaders Fund (the “Fund”), formerly known as Harbor Global Growth Fund, Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

The Amendment is being filed pursuant to paragraph a(1) of Rule 485(a) under the 1933 Act and is intended to become effective on March 1, 2018. The Amendment is being filed for the purpose of updating the Fund’s prospectus and SAI as part of the annual update, to incorporate material changes to disclosure as a result of a change in subadviser to the Fund. These material changes were previously filed with the Commission via an EDGAR 497 filing (see accession number: 0001193125-17-065030).

Request for Selective Review

Due to similarities in the disclosure contained in the Fund’s Prospectus and SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectus and SAI (as contained in Post-Effective Amendment No. 131 (Amendment No. 133 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

Harbor International & Global Funds Prospectus

1.	Pages 16-19, “Harbor Global Leaders Fund-Fund Summary”; and

2.	Page 29, “The Adviser and Subadviser” as it relates to Harbor Global Leaders Fund.

Harbor Funds’ SAI

3.	Pages 49-52, “The Adviser and Subadvisers” as it relates to Harbor Global Leaders Fund;

4.	Page 56, “The Portfolio Managers - Other Accounts Managed” as it relates to Harbor Global Leaders Fund; and

5.	Page 70, “The Portfolio Managers - Sands Capital Management, LLC”.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission December 11, 2017 Page 2 of 2

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau

Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Fund

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.